Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Table of Cash and Cash Equivalents

	December 31, 2020	December 31, 2019

BCRA - Unrestricted current account	86,115,929	146,352,604
Cash	62,232,907	63,610,250
Balances with other local and foreign institutions	3,691,234	2,770,171

TOTAL	152,040,070	212,733,025